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American Funds Money Market Fund
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9652
Fax (213) 615 0430

Kimberly S. Verdick
Secretary

April 6, 2009

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Money Market Fund
File Nos. 333-157162 and 811-22277

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of Prospectus and Statement of Additional Information since the electronic filing on March 27, 2009 of the Registrants Pre-Effective Amendment No. 2 under the Act and Amendment No. 2 under the Investment Company Act of 1940.

This material is filed pursuant to the requirements of Reg.230.497 under the Securities Act of 1933.

Sincerely,

/s/ Kimberly S. Verdick
Kimberly S. Verdick